share-based compensation (Tables)	6 Months Ended
Jun. 30, 2018
share-based compensation
Details of share-based compensation expense

Periods ended June 30 (millions)		2018			2017
	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
THREE-MONTH
Restricted stock units	(b)	$34	$1	$35	$21	$2	$23
Employee share purchase plan	(c)	9	(9)	—	9	(9)	—

		$43	$(8)	$35	$30	$(7)	$23

Periods ended June 30 (millions)		2018			2017
	Note	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment	Employee benefits expense	Associated operating cash outflows	Statement of cash flows adjustment
SIX-MONTH
Restricted stock units	(b)	$52	$1	$53	$37	$2	$39
Employee share purchase plan	(c)	18	(18)	—	18	(18)	—

		$70	$(17)	$53	$55	$(16)	$39

TELUS Corporation restricted stock units
share-based compensation
Disclosure of restricted stocks units

Number of non-vested restricted stock units as at	June 30, 2018	December 31, 2017
Restricted stock units without market performance conditions
Restricted stock units with only service conditions	4,888,913	3,327,464
Notional subset affected by total customer connections performance condition	230,562	154,452

	5,119,475	3,481,916
Restricted stock units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	691,686	463,357

	5,811,161	3,945,273

Period ended June 30, 2018	Three months			Six months
	Number of restricted stock units 1		Weighted average grant-date	Number of restricted stock units 1		Weighted average grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	5,063,888	—	$43.09	3,481,916	—	$41.87
Vested	—	8,354	$40.71	—	32,848	$41.00
Issued
Initial award	74,851	—	$45.59	1,691,408	—	$45.69
In lieu of dividends	56,788	94	$44.89	93,846	185	$45.80
Vested	(22,996)	22,996	$42.26	(35,478)	35,478	$42.06
Settled in cash	—	(23,355)	$42.24	—	(60,422)	$41.66
Forfeited and cancelled	(53,056)	—	$43.05	(112,217)	—	$41.36

Outstanding, end of period
Non-vested	5,119,475	—	$43.13	5,119,475	—	$43.13
Vested	—	8,089	$40.71	—	8,089	$40.71

(1)Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition.

Vesting in years ending December 31	Number of fixed-cost restricted stock units	Our fixed cost per restricted stock unit	Number of variable-cost restricted stock units	Total number of non-vested restricted stock units 1
2018	1,845,970	$41.07	19,209	1,865,179
2019	1,439,418	$45.53	280,605	1,720,023
2020	1,369,272	$48.71	383,120	1,752,392

	4,654,660		682,934	5,337,594

(1)	Excluding the notional subset of restricted stock units affected by the relative total shareholder return performance condition vesting in years ending December 31, 2018 and 2019.

TELUS International (Cda) Inc. restricted stock units
share-based compensation
Disclosure of restricted stocks units

Periods ended June 30, 2018	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of restricted stock units	Weighted average grant-date fair value		Number of restricted stock units	Weighted average grant-date fair value	Number of restricted stock units	Weighted average grant-date fair value		Number of restricted stock units	Weighted average grant-date fair value
Outstanding, beginning of period
Non-vested	376,058	US$	24.50	—	$—	374,786	US$	24.45	—	$—
Vested	—	US$	—	32,299	$21.36	—	US$	—	32,299	$21.36
Issued - initial award	79,186	US$	28.37	—	$—	81,808	US$	28.35	—	$—
Forfeited and cancelled	(2,448)	US$	24.53	—	$—	(3,798)	US$	24.38	—	$—

Outstanding, end of period
Non-vested	452,796	US$	25.16	—	$—	452,796	US$	25.16	—	$—
Vested	—	US$	—	32,299	$21.36	—	US$	—	32,299	$21.36

TELUS Corporation share options
share-based compensation
Disclosure of stock options

Period ended June 30, 2018	Three months		Six months
	Number of share options	Weighted average share option price	Number of share options	Weighted average share option price
Outstanding, beginning of period	452,041	$29.08	740,471	$26.99
Exercised 1	(41,894)	$28.13	(320,213)	$24.29
Forfeited	(456)	$29.19	(834)	$29.19
Expired	—	$—	(9,733)	$23.24

Outstanding, end of period 2	409,691	$29.18	409,691	$29.18

(1)

The total intrinsic value of share option awards exercised for the three-month and six-month periods ended June 30, 2018, was $1 million (reflecting a weighted average price at the dates of exercise of $45.86 per share) and $7 million (reflecting a weighted average price at the dates of exercise of $45.70 per share), respectively. The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their range of prices is $25.30 — $31.69 per share and their weighted average remaining contractual life is 0.9 years.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

Periods ended June 30, 2018	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2	Number of share options	Weighted average share option price 1		Number of share options	Share option price 2
Outstanding, beginning	747,454	US$	30.12	53,832	$21.36	748,626	US$	30.12	53,832	$21.36
Forfeited	—	US$	—	—	$—	(1,172)	US$	27.70	—	$—

Outstanding, end of period	747,454	US$	30.12	53,832	$21.36	747,454	US$	30.12	53,832	$21.36

(1)	The range of share option prices is US$21.90 – US$40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 8.7 years.

(2)	The weighted average remaining contractual life is 8.0 years.